Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Parenthetical) (Detail) - shares
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	[1]	6,054,552	566,521
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	[1]	65,410	4,010
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	[1]	1,832	(1,858,762)
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	[1]	3,847,791	2,450,661

[1]	Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on arrangement (e.g. the 2,450,661 shares allocated during the calendar year 2021 in relation to the 2021 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 1,858,762 share correction during 2021 for the 2020 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2021 a correction of 4,010 shares was made in relation to the 2018 plan year).